Condensed Statement of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Cash Flows from Operating Activities
Net loss	$ (7,562)	$ (36,468)
Adjustment to reconcile net loss to net cash used in operating activities:
Expenses paid for by stockholder and contributed as capital	312
Common Stock issued for services	2,000
Changes in operating assets and liabilities
Accounts receivable		(8,330)
Prepaid deposits		(34,278)
Accrued liabilities	(5,250)	(1,424)
Net Cash Used in Operating Activities		(80,500)
Cash Flows from Investing Activities
Net Cash paid for earnest deposit for acquisition		(20,000)
Net Cash Used in Investing Activities		(20,000)
Cash Flows from Financing Activities
Net proceeds from related parties		4,020
Cash received for stock subscriptions received in advance		475
Net proceeds from sale of common stock		98,541
Net Cash Provided by Financing Activities		103,036
Net Increase in Cash and Cash Equivalents		2,536
Cash and Cash Equivalents, Beginning of the Period
Cash and Cash Equivalents, End of the Period		2,536
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes
Cash paid for interest
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Common stock subscriptions receivable		60
Common stock issued to officer for no consideration		500
Redemption of common shares in connection with the change of control		$ 1,950